Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
14. Earnings (Loss) Per Share
Basic earnings (loss) per share applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted average number of common shares outstanding. Diluted earnings (loss) per share assumes the conversion of any convertible securities using the treasury stock method or the if-converted
method.

	For the year ended December 31,
(In thousands, except per share data)	2022	2021
Numerator:
Net loss attributable to UpHealth, Inc.	$(223,000)	$(341,023)

Denominator:
Weighted average shares outstanding (1)(2)	14,699	10,703

Net loss per share attributable to UpHealth, Inc.:
Basic	$(15.17)	$(31.86)

Diluted	$(15.17)	$(31.86)

(1)
The shares and earnings per share available to our common stockholders, prior to the Business Combinations, have been recast to reflect the exchange ratio established in the Business Combinations (1.0 UpHealth Holdings share to 10.28 GigCapital2 share). See Note 3,
Business Combinations
, for more information.

(2)
The shares and earnings per share as of December 31, 2022 and before that date differ from those published in our prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described in Note 1,
Organization and Business
).

For the year ended December 31, 2022, the calculation of dilutive earnings per share excluded outstanding warrants to purchase 1.8 million shares of common stock at $115.00 per share; 0.1 million stock options; 0.9 million of RSUs; 2025 Notes convertible into 3.9 million shares of common stock at a conversion price, subject to the occurrence of certain corporate events, of $17.50 per share; 2026 Notes convertible into 1.5 million shares of common stock at $106.50 per share; and 0.2 million shares of treasury stock acquired under the terms of the forward share purchase agreement, because the effect would be anti-dilutive.
For the year ended December 31, 2021, the calculation of dilutive earnings per share excluded outstanding warrants to purchase 1.8 million shares of common stock at $115.00 per share; 0.2 million of stock options; 0.5 million of RSUs, 2026 Notes, convertible into 1.5 million shares of common stock at $106.50 per share; and 0.2 million shares of treasury stock acquired under the terms of the forward share purchase agreement, because the effect would be anti-dilutive.